Annual Fund Operating Expenses - iShares iBonds Dec 2030 Term Treasury ETF - iShares iBonds Dec 2030 Term Treasury ETF	Mar. 01, 2021
Operating Expenses:
Management Fees	0.07%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	none	[1]
Total Annual Fund Operating Expenses	0.07%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.07%

[1]	BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through the termination date of the Fund, on or about December 15, 2030. The contractual waiver may be terminated prior to the Fund's termination only upon the written agreement of the Trust and BFA.